Short-Term Debt And Liquidity (Schedule Of Maximum Aggregate Amount Available On Credit Agreements) (Details) (USD $)	Nov. 14, 2012 Illinois Credit Agreement 2012 [Member]	Dec. 31, 2012 Illinois Credit Agreement 2012 [Member] Parent Company [Member]	Dec. 31, 2012 Illinois Credit Agreement 2012 [Member] Ameren Illinois Company [Member]	Nov. 14, 2012 Missouri Credit Agreement 2012 [Member]	Dec. 31, 2012 Missouri Credit Agreement 2012 [Member] Parent Company [Member]	Dec. 31, 2012 Missouri Credit Agreement 2012 [Member] Union Electric Company [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,100,000,000.0	$ 300,000,000	$ 800,000,000	$ 1,000,000,000	$ 500,000,000	$ 800,000,000